Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Changes in standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure - Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Changes in standardized Measure of Discounted Future Net Cash Flows [Abstract]
Sales of oil and gas produced, net of production costs	$ (29,530)	$ (31,279)	$ (25,076)
Net changes in prices and production costs	73,278	62,902	26,355
Extensions and discoveries	1,658	4,323	3,639
Development cost incurred during the year	4,281	2,984	2,699
Changes in estimated development costs	3,341	(2,146)	2,744
Reserves revisions and timing changes	(19,615)	1,511	(1,353)
Accretion of discount of pre-tax net cash flows	(9,305)	6,628	5,891
Net changes in production and excess gains taxes	(25,343)	(22,817)	(15,628)
Aggregate change in standardized measure of discounted future net cash flows	(1,235)	22,106	(729)
As of January 1	26,218	4,113	4,841
As of December 31	24,983	26,218	4,113
Change	$ (1,235)	$ 22,105	$ (728)